SUBSEQUENT EVENTS (Details Narrative) - Subsequent Event [Member] - USD ($)	1 Months Ended
	Jul. 17, 2024	May 20, 2024
Nominal or face value of each Class A ordinary share	$ 0.01
Issuance of Promissory Note principal amount		$ 750,000
Interest Rate		8.00%
Maturity period of promissory note		12 years
Purchase price for the share transfer transaction		HK$10,000
Maximum number of Class A ordinary shares that can be sold under the SPA	60,000,000
Ordinary share sold to investors	$ 0.45
Gross Proceeds from Offering	$ 27,000,000